SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets By Segment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Accounts receivable, net	$ 1,645,518
Prepayments and other current assets, net of allowance	26,966,209	$ 158,067
Receivable for bitcoin collateral, net	84,536,567
Non-current assets:
Mining machines, net	242,806,713
Other non-current assets, net	44,992,599
Reconciliations to total assets
Cash and cash equivalents	90,431,392	102,278,832	$ 15,729,001
Short-term investment	40,051,450	75,070,642
Operating lease right-of-use assets, net	184,381	100,385
TOTAL ASSETS	817,779,699	$ 654,743,026
Bitcoin Mining Business | Operating Segment
Current assets
Accounts receivable, net	1,645,518
Prepayments and other current assets, net of allowance	26,966,209
Receivable for bitcoin collateral, net	84,536,567
Non-current assets:
Mining machines, net	242,806,713
Other non-current assets, net	44,621,402
Reconciliations to total assets
TOTAL ASSETS	400,576,409
Automobile and Related Business
Reconciliations to total assets
TOTAL ASSETS	531,309,092
Automobile and Related Business | Operating Segment
Current assets
Accounts receivable, net	1,645,518
Prepayments and other current assets, net of allowance	26,966,209
Receivable for bitcoin collateral, net	84,536,567
Non-current assets:
Mining machines, net	242,806,713
Other non-current assets, net	44,621,402
Reconciliations to total assets
TOTAL ASSETS	400,576,409
Automobile and Related Business | Reconciliations
Reconciliations to total assets
Cash and cash equivalents	90,431,392
Short-term investment	40,051,450
Operating lease right-of-use assets, net	184,381
Property and equipment, net	$ 65,460